FAIR VALUE OF FINANCIAL INSTRUMENTS - Carrying and Fair Value of Financial Instruments (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets [line items]
Financial assets, Carrying Value	$ 4,305	$ 3,931
Financial assets, Fair Value	4,305	3,931
Disclosure of financial liabilities [line items]
Financial liabilities, Carrying Value	33,120	26,888
Financial liabilities, Fair Value	33,620	27,267
Preferred shares	20	20
Corporate borrowings
Disclosure of financial liabilities [line items]
Financial liabilities, Carrying Value	3,158	2,475
Financial liabilities, Fair Value	3,350	2,507
Non-recourse borrowings
Disclosure of financial liabilities [line items]
Financial liabilities, Carrying Value	20,020	18,544
Financial liabilities, Fair Value	20,328	18,891
Accounts payable and other
Disclosure of financial liabilities [line items]
Financial liabilities, Carrying Value	6,548	3,676
Financial liabilities, Fair Value	6,548	3,676
Preferred shares
Disclosure of financial liabilities [line items]
Financial liabilities, Carrying Value	20	20
Financial liabilities, Fair Value	20	20
Financial Liabilities
Disclosure of financial liabilities [line items]
Financial liabilities, Carrying Value	3,374	2,173
Financial liabilities, Fair Value	3,374	2,173
Cash and cash equivalents
Disclosure of financial assets [line items]
Financial assets, Carrying Value	867	827
Financial assets, Fair Value	867	827
Accounts receivable and other
Disclosure of financial assets [line items]
Financial assets, Carrying Value	2,031	1,909
Financial assets, Fair Value	2,031	1,909
Financial assets (current and non-current)
Disclosure of financial assets [line items]
Financial assets, Carrying Value	881	1,053
Financial assets, Fair Value	881	1,053
Marketable securities
Disclosure of financial assets [line items]
Financial assets, Carrying Value	526	142
Financial assets, Fair Value	$ 526	$ 142